"Name of
Issuing
Entity"	Check if Registered	"Name of
Originator"	"Total Assets in ABS
by Originator"			"Assets That Were
Subject of
Demand"			"Assets That Were
Repurchased or
Replaced"			"Assets Pending
Repurchase or
Replacement
(within cure
period)"			"Demand in
Dispute"			"Demand
Withdrawn"			Demand Rejected
(a)	(b)	(c)	"(#)
(d)"	"($)
(e)"	"(% of principal balance)
(f)"	"(#)

($)



(g)"	(h)	"(% of principal balance)
(i)"	"(#)

($)



(j)"	(k)	"(% of principal balance)
(l)"	"(#)

($)



(m)"	(n)	"(% of principal balance)
(o)"	"(#)

($)



(p)"	(q)	"(% of principal balance)
(r)"	"(#)

($)



(s)"	(t)	"(% of principal balance)
(u)"	"(#)

($)



(v)"	(w)	"(% of principal balance)
(x)"
Asset Class A
Tidewater Sales Finance Receivables Trust 2017-A		TSFMT	"110,907"	" 81,221,104 "


Total			" 110,907 "	"  81,221,104 "		#	$		 -   	 $-   		#	$		#	$		#	$		#	$

"During the year no required repurchases were made."

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